STOCKHOLDERS' EQUITY (Details) - $ / shares		1 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 27, 2019	Sep. 27, 2018	Jun. 30, 2020	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				0.00%
Dividends Payable, Amount Per Share		$ 0.21	$ 0.18
Dividends Payable, Date Declared		Sep. 27, 2019	Sep. 27, 2018
Dividends Payable, Date of Record		Oct. 22, 2019	Oct. 22, 2018
Dividends Payable, Date to be Paid		Nov. 12, 2019	Nov. 12, 2018
Preferred Class A [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)					$ 160
Preferred Class A [Member] | Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)	$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				20.00%
Percentage Of Tender Offer For Ordinary Shares				20.00%
Percentage Of Ordinary Shares Acquiring Discount				50.00%
2020 Rights Plan [Member] | Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	15.00%
Percentage Of Tender Offer For Ordinary Shares	15.00%
Rights issue redemption price per right	$ 0.001